Term deposits and other financial assets - Fair value reserve (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Movement In Fair Value Reserve For Financial Assets At Fair Value Through Other Comprehensive Income [Roll Forward]
Changes recognized in other comprehensive income of the period (Note 14)	$ 1,771	$ 366	$ 3,152	$ 619
Financial assets at fair value through OCI
Movement In Fair Value Reserve For Financial Assets At Fair Value Through Other Comprehensive Income [Roll Forward]
Beginning balance			(5,820)
Changes in fair value of financial assets			619
Deferred tax assets on fair value loss through other comprehensive income			(877)
Reclassification from fair value reserve to profit or loss of the period due to maturity or sale of financial assets			3,427
Changes in allowance for expected credit losses - reversal			(17)
Changes recognized in other comprehensive income of the period (Note 14)			3,152
Ending balance	$ (2,668)		$ (2,668)